Fee and commission income	12 Months Ended
Mar. 31, 2015
Fee and commission income

25. Fee and commission income

Details of Fee and commission income for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	2013	2014	2015
	(in millions of yen)
Securities-related business	132,787	170,311	172,234
Deposits and lending business	113,989	114,073	131,491
Remittance business	104,574	108,534	110,181
Trust fees	45,621	48,914	49,827
Fees for other customer services	215,837	233,931	251,924

Total	612,808	675,763	715,657

Securities-related business fees consist of broker’s fees and markups on securities underwriting and other securities related activities. Remittance business fees consist of service charges for funds transfer and collections. Trust fees are earned primarily by fiduciary asset management and administration services for corporate pension plans, investment funds, and other. Fees for other customer services include fees related to the MHFG Group’s agency business, guarantee related business, and other.